Key sources of estimation uncertainty	12 Months Ended
Dec. 31, 2025
Use of Estimates [Abstract]
Key sources of estimation uncertainty	Key sources of estimation uncertainty
The key assumptions concerning the future, and other key sources of estimation uncertainty at the reporting period that may have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are discussed below.
Fair value measurements and valuation processes
Certain Group’s accounting policies and disclosures require the measurement of fair values, for both financial and non-financial assets and liabilities.
The Group assigned its finance team to oversee all significant fair value measurements, including Level 3 fair values, and reports directly to the chief financial officer.
The finance team regularly reviews significant unobservable inputs and valuation adjustments. If third party information, such as broker quotes or pricing services, is used to measure fair values, then the finance team assesses the evidence obtained from the third parties to support the conclusion that these valuations meet the requirements of the IFRS Accounting Standards, including the level in the fair value hierarchy in which the valuations should be classified.
Significant valuation issues are reported to the Group’s audit committee.
When measuring the fair value of an asset or a liability, the Group uses observable market data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows.
•Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.
•Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).
•Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).
If the inputs used to measure the fair value of an asset or a liability fall into different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.
The Group recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.
Further information about the assumptions made in measuring fair values is included in the following notes:
•Note 15: digital assets;
•Note 27: warrant liabilities;
•Note 30: equity-settled share-based transactions;
•Note 31(B): financial instruments; and
•Note 33: acquisition of Europa.
Estimated impairment of goodwill
Determining whether goodwill is impaired requires an estimation of the recoverable amount of the cash-generating unit (or group of cash-generating units) to which goodwill has been allocated, which is the higher of the value in use or fair value less costs of disposal. For the year ended December 31, 2025, the recoverable amount was determined by management based on internally developed valuation models. For the year ended December 31, 2024, the Group engaged an independent qualified professional valuer to support the determination of the recoverable amount; however, management remained responsible for the assumptions and conclusions applied in the impairment assessment.
The value in use calculation requires the Group to estimate the future cash flows with key assumption including budgeted sales of the "cash generating units ("CGU") expected to arise from the CGU and a suitable discount rate in order to calculate the present value.
Key assumptions include forecast revenue growth, operating margins, terminal growth rates and discount rates. Where the actual future cash flows are less than expected, or changes in facts and circumstances result in a downward revision of future cash flows or an upward revision of discount rates, a material impairment loss or further impairment loss may arise.
The fair value less costs of disposal is determined using valuation techniques based on market participant assumptions, including reference to recent transaction prices for comparable assets where available.
The determination of the recoverable amount involves significant judgement, particularly in assessing the appropriate valuation methodology and estimating key assumptions. The recoverable amount is sensitive to changes in these assumptions, and a reasonably possible change in key inputs, including discount rates and projected cash flows, could result in a material change in the impairment assessment.
At December 31, 2025 and 2024, the carrying amounts of goodwill were approximately $1,379 and $37,364, respectively. During the year ended December 31, 2025, an impairment loss of $6,815 was recognized in respect of goodwill. Details of significant judgements and assumptions applied in the impairment assessment are disclosed in note 12.
Fair value measurement of warrant liabilities
Warrant liabilities are stated at fair value based on the valuation performed by independent professional valuers. The determination of the fair value involves the use of valuation techniques and key assumptions, which are set out in note 27.
In relying on the valuation reports, the directors of the Company have exercised their judgement and are satisfied that the valuation methodologies, including binomial option pricing models and Monte Carlo simulation models, are appropriate and reflective of the contractual terms of the warrants and current market conditions.
The valuation of warrant liabilities involves significant unobservable inputs, including expected volatility, expected term and other model assumptions. These inputs are inherently uncertain and subject to management judgement. In light of the prevailing macroeconomic environment, including volatility in equity markets, interest rates and broader financial market conditions, there is a higher degree of estimation uncertainty associated with the valuation of these financial instruments.
Whilst the Group considers the fair value of warrant liabilities to be the best estimate, changes in the underlying assumptions, including fluctuations in share price, expected volatility, risk-free interest rates or changes in market conditions, could result in material changes to the fair value of the warrant liabilities and the corresponding gain or loss recognized in the consolidated statement of profit or loss.
As at December 31, 2025, the carrying amount of warrant liabilities which classified within Level 3 of the fair value hierarchy was $19,652. A reasonably possible change in key unobservable inputs, in particular expected volatility, would result in a corresponding increase or decrease in the fair value of the warrant liabilities.